Other Payables and Accruals (Details) - Schedule of Other Payables and Accruals - MYR (RM)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Other Payables and Accruals [Abstract]
Other payables	RM 161,053,024	RM 195,181
Accruals	1,082,868	1,494,376
Total Other payables and accruals	RM 162,135,892	RM 1,689,557